Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of disaggregates revenue by timing of transfer of goods or services
The following table disaggregates revenue by timing of transfer of goods or services:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
Transferred over time	$4,275	$2,535	$8,211	$6,465
Transferred at a point in time	228	217	257	22,563

Total revenue	$4,503	$2,752	$8,468	$29,028

The following table disaggregates revenue by timing of transfer of goods or services:

	Years Ended December 31,
	2020	2019
	(in thousands)
Transferred over time	$10,045	$7,872
Transferred at a point in time	24,790	100

Total Revenue	$34,835	$7,972

Summary of changes in contract liabilities	The following table summarizes changes in contract liabilities during the six months ended June 30, 2021:

Contract Liabilities
(in thousands)
Contract liabilities at December 31, 2020	$22,331

Additions to contract liabilities during the period	9,728
Revenue recognized in the period from:
Amounts included in contract liabilities at the beginning of the period	(7,084)
Amounts added to contract liabilities during the period	(1,210)

Contract liabilities at June 30, 2021	$23,765

The following table summarizes changes in contract liabilities during the years ended December 31, 2020 and 2019:

Contract Liabilities
(in thousands)
Contract liabilities at December 31, 2018	$20,716

Additions to contract liabilities during the period	17,790
Revenue recognized in the period from:
Amounts included in contract liabilities at the beginning of the period	(2,111)
Amounts added to contract liabilities during the period	(5,758)

Contract liabilities at December 31, 2019	30,637

Additions to contract liabilities during the period	26,398
Revenue recognized in the period from:
Amounts included in contract liabilities at the beginning of the period	(29,743)
Amounts added to contract liabilities during the period	(4,961)

Contract liabilities at December 31, 2020	$22,331